Receivables from Customers, Net - Schedule of Receivables from Customers (Details) - USD ($)		Mar. 31, 2025	Mar. 31, 2024	Mar. 31, 2023
Receivables related to securities brokerage services
Receivables related to securities brokerage services		$ 1,108,468	$ 609,939
Less: allowance for expected credit losses		(105,115)	(6,641)
Total receivables from customers, net		1,172	3,709
Third parties [Member]
Receivables related to securities brokerage services
Unsettled trades on trade-date basis		59,407	26,603
Overdue balances on settlement dates	[1]	344,052	54,931
Receivables related to advisory fees		110,260	99,031
Receivables related to due diligence services		29,885
Receivables related to introducing and referral services		176,593	30,790
Receivables related to investment management services		8,884
Receivables related to underwriting and placement services			43,318
Receivables related to securities brokerage services		729,081	254,673
Less: allowance for expected credit losses		(105,104)	(6,610)
Total receivables from customers, net		623,977	248,063
Related party [Member]
Receivables related to securities brokerage services
Overdue balances on settlement dates	[1]	1,183	3,740
Less: allowance for expected credit losses		(11)	(31)
Total receivables from customers, net		$ 1,172	$ 3,709

[1]	According to the contracts entered into between the Group and its customers, the Group shall charge its customers on amounts due on brokerage transactions which are not yet duly settled on settlement dates an interest at Hong Kong Prime Lending Rate plus 8% per annum. Further according to the terms set out in the contracts, the Group is entitled to liquidate the security positions it holds on behalf of the particular customers in order to recover the receivable balances in cases of default. As of March 31, 2025 and 2024, the Group maintained a weighted average Loan-To-Value ratio of 12.98% and 0.23% against these balances, respectively.